UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2004



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Armond A. Dinverno
Title:                Co-President
Phone:                630-875-4906
Signature,            Place,                and Date of Signing:
Armond A. Dinverno    Itasca, IL            February 14, 2005
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       65
Entry Total:
Form 13F Information Table       $195,206,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 Diamonds Trust Series I           UNIT SER 1  252787106       498      4,635   SH       Sole                   4,635
 S&P 500 SPDR                      UNIT SER 1  78462F103       210      1,736   SH       Sole                   1,736
 iShares MSCI EAFE                 MSCI EAFE   464287465    25,849    161,301   SH       Sole                 161,301
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614    47,155    959,414   SH       Sole                 959,414
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    45,338    683,117   SH       Sole                 683,117
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       347      5,152   SH       Sole                   5,152
                                   GROW
 iShares S&P 500                   S&P 500     464287200    39,894    329,701   SH       Sole                 329,701
 Abbott Laboratories               COM         002824100       717     15,366   SH       Sole                  15,366
 Altria Group                      COM         718154107       329      5,391   SH       Sole                   5,391
 American Int'l Group, Inc.        COM         026874107       283      4,308   SH       Sole                   4,308
 Amgen                             COM         031162100       267      4,168   SH       Sole                   4,168
 Aptar Group                       COM         038336103       271      5,140   SH       Sole                   5,140
 Archer-Daniels-Midland            COM         039483102       562     25,202   SH       Sole                  25,202
 Auto Data Processing              COM         053015103       203      4,571   SH       Sole                   4,571
 BankAmerica Corp.                 COM         060505104       469      9,990   SH       Sole                   9,990
 Bico Inc.                         COM         090586108         0     10,500   SH       Sole                  10,500
 British Petroleum Amoco           COM         055622104     1,127     19,303   SH       Sole                  19,303
 C H Robinson                      COM         12541W100       782     14,086   SH       Sole                  14,086
 Carnival Corp.                    COM         143658102       237      4,104   SH       Sole                   4,104
 Cendant Corp.                     COM         151313103       216      9,254   SH       Sole                   9,254
 ChevronTexaco Corp.               COM         166764100       502      9,569   SH       Sole                   9,569
 Cisco Systems                     COM         17275R102       440     22,751   SH       Sole                  22,751
 Citigroup Inc.                    COM         172967101       697     14,473   SH       Sole                  14,473
 ComCast                           CL A        20030N101       212      6,361   SH       Sole                   6,361
 Crown Castle International Corp.  COM         228227104       832     50,000   SH       Sole                  50,000
 Dell Inc.                         COM         247025109       296      7,026   SH       Sole                   7,026
 Diamondcluster International      COM         25278P106       424     29,579   SH       Sole                  29,579
 Disney                            COM         254687106       201      7,239   SH       Sole                   7,239
 Ebay, Inc.                        COM         278642103       209      1,794   SH       Sole                   1,794
 Exelon Corporation                COM         30161N101       531     12,044   SH       Sole                  12,044
 Exxon Mobil Corporation           COM         30231G102     1,270     24,785   SH       Sole                  24,785
 First Data Corp.                  COM         319963104       241      5,673   SH       Sole                   5,673
 Ford Motor Company                COM         345370860       226     15,445   SH       Sole                  15,445
 Gap Inc.                          COM         364760108       215     10,183   SH       Sole                  10,183
 General Electric                  COM         369604103     1,143     31,310   SH       Sole                  31,310
 Home Depot                        COM         437076102       234      5,480   SH       Sole                   5,480
 IBM                               COM         459200101       560      5,680   SH       Sole                   5,680
 Intel Corp.                       COM         458140100     1,009     43,141   SH       Sole                  43,141
 J P Morgan Chase & Co.            COM         46625H100       587     15,038   SH       Sole                  15,038
 Johnson & Johnson                 COM         478160104     1,051     16,571   SH       Sole                  16,571
 Liberty Media                     COM         530718105       160     14,600   SH       Sole                  14,600
 Lucent Technologies               COM         549463107       128     34,006   SH       Sole                  34,006
 McDonald's Corporation            COM         580135101     8,825    275,268   SH       Sole                 275,268
 Microsoft                         COM         594918104     1,452     54,338   SH       Sole                  54,338
 Morgan Stanley / Dean Witter      COM         617446448       201      3,612   SH       Sole                   3,612
 Motorola Inc.                     COM         620076109       517     30,050   SH       Sole                  30,050
 Northern Trust                    COM         665859104       789     16,251   SH       Sole                  16,251
 Northfield Labs                   COM         666135108       455     20,165   SH       Sole                  20,165
 Novamed Eyecare Inc.              COM         66986W108       520     78,953   SH       Sole                  78,953
 Oracle Corp.                      COM         68389X105       163     11,883   SH       Sole                  11,883
 Pepsico Inc                       COM         713448108       275      5,263   SH       Sole                   5,263
 Pfizer Incorporated               COM         717081103       500     18,596   SH       Sole                  18,596
 Procter & Gamble                  COM         742718109       481      8,738   SH       Sole                   8,738
 SBC Communications                COM         78387G103       455     17,664   SH       Sole                  17,664
 Sun Microsystems                  COM         866810104        73     13,579   SH       Sole                  13,579
 Time Warner Inc.                  COM         00184A105       448     23,030   SH       Sole                  23,030
 United Health Care Corp.          COM         91324P102       283      3,218   SH       Sole                   3,218
 United Parcel Service Class B     COM         911312106       233      2,727   SH       Sole                   2,727
 Verizon Communications            COM         92343V104       351      8,674   SH       Sole                   8,674
 Wal-Mart                          COM         931142103       572     10,834   SH       Sole                  10,834
 Walgreen Company                  COM         931422109       468     12,189   SH       Sole                  12,189
 Washington Mutual Inc             COM         939322103       318      7,511   SH       Sole                   7,511
 Waste Management, Inc.            COM         94106L109       201      6,697   SH       Sole                   6,697
 Wells Fargo & Co New              COM         949746101     1,456     23,432   SH       Sole                  23,432
 YUM! Brands Inc.                  COM         895953107       248      5,259   SH       Sole                   5,259

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